Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 42,228,757	$ 39,075,090	$ 28,378,669
Cost of sales	27,885,992	27,817,851	21,581,411
Gross profit	14,342,765	11,257,239	6,797,258
Operating expenses:
Selling and marketing expenses	4,430,677	3,318,418	2,068,502
General and administrative expenses	6,955,575	5,540,564	4,348,458
Total operating expenses	11,386,252	8,858,982	6,416,960
Income from operations	2,956,513	2,398,257	380,298
Other income (expenses):
Other income (expenses)	710,773	751,794	173,053
Foreign currency exchange gain	13,381	146,051	503,101
Interest expenses	(81,790)	(126,196)	(145,951)
Total other income (expense)	642,364	771,649	530,203
Income before tax expense	3,598,877	3,169,906	910,501
Income tax expense	791,871	657,566	126,841
Net income attributable to ordinary shareholders	2,807,006	2,512,340	783,660
Net (loss)/income attributable to non-controlling interest	41,541	(80,908)
Net income attributable to J-LONG GROUP LIMITED	2,765,465	2,593,248	783,660
Other comprehensive income/(loss)
Unrealized gain (losses) on investment in marketable debt securities, net of tax			414
Foreign currency translation adjustments	23,105	(27,334)
Total other comprehensive income	23,105	(27,334)	414
Comprehensive income attributable to ordinary shareholders	2,830,111	2,485,006	784,074
Comprehensive income attributable to non-controlling interests	29,529	(84,878)
Total comprehensive income attributable to J-LONG GROUP LIMITED	$ 2,800,582	$ 2,569,884	$ 784,074
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.75	$ 0.8	$ 0.26
Diluted (in Dollars per share)	$ 0.75	$ 0.8	$ 0.26
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)	3,667,169	3,255,822	3,024,932
Diluted (in Shares)	3,667,169	3,255,822	3,024,932